Summary Prospectus Supplement	February 17, 2016

Putnam Capital Opportunities Fund
Summary Prospectus dated August 30, 2015

The section Your fund's management is supplemented to reflect that the fund’s portfolio manager is now Pam Gao, joining the fund in February 2016.

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